UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	97,705,277	207,129,022
0.1%	Other Investment Companies	144,795	144,795
1.9%	Short-Term Investments	4,005,402	4,005,402

99.6%	Total Investments	101,855,474	211,279,219
0.4%	Other Assets and Liabilities, Net		883,306

100.0%	Net Assets		212,162,525

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	2,800	147,308
Delphi Automotive plc	3,600	220,824
Ford Motor Co.	45,736	676,436
General Motors Co.	15,943	509,219
Harley-Davidson, Inc.	2,602	151,436
Johnson Controls, Inc.	7,700	338,800
The Goodyear Tire & Rubber Co.	3,262	73,672

		2,117,695

Banks 5.9%
Bank of America Corp.	124,287	2,119,093
BB&T Corp.	8,492	315,987
Citigroup, Inc.	35,904	1,860,545
Comerica, Inc.	2,130	106,202
Fifth Third Bancorp	9,805	196,296
Hudson City Bancorp, Inc.	5,100	49,572
Huntington Bancshares, Inc.	9,356	91,034
JPMorgan Chase & Co.	44,732	2,694,656
KeyCorp	10,300	137,299
M&T Bank Corp.	1,571	193,689
People’s United Financial, Inc.	3,700	53,539
Regions Financial Corp.	16,027	160,911
SunTrust Banks, Inc.	6,300	239,589
The PNC Financial Services Group, Inc.	6,326	541,379
U.S. Bancorp	21,454	897,421
Wells Fargo & Co.	56,150	2,912,501
Zions Bancorp	2,408	69,976

		12,639,689

Capital Goods 7.4%
3M Co.	7,630	1,081,018
Allegion plc	1,033	49,212
AMETEK, Inc.	2,800	140,588
Caterpillar, Inc.	7,380	730,841
Cummins, Inc.	2,000	263,960
Danaher Corp.	7,110	540,218
Deere & Co.	4,240	347,638
Dover Corp.	2,000	160,660
Eaton Corp. plc	5,634	357,027
Emerson Electric Co.	8,311	520,102
Fastenal Co.	3,152	141,525
Flowserve Corp.	1,700	119,884
Fluor Corp.	1,900	126,901
General Dynamics Corp.	3,810	484,213
General Electric Co.	118,520	3,036,482
Honeywell International, Inc.	9,256	861,919
Illinois Tool Works, Inc.	4,344	366,721
Ingersoll-Rand plc	3,100	174,716
Jacobs Engineering Group, Inc. *	1,583	77,282
Joy Global, Inc.	1,100	59,994
L-3 Communications Holdings, Inc.	1,100	130,812
Lockheed Martin Corp.	3,230	590,379
Masco Corp.	3,910	93,527
Northrop Grumman Corp.	2,554	336,515
PACCAR, Inc.	4,094	232,846
Pall Corp.	1,200	100,440
Parker Hannifin Corp.	1,735	198,050
Pentair plc	2,399	157,111
Precision Castparts Corp.	1,700	402,696
Quanta Services, Inc. *	2,597	94,245
Raytheon Co.	3,713	377,315
Rockwell Automation, Inc.	1,590	174,709
Rockwell Collins, Inc.	1,600	125,600
Roper Industries, Inc.	1,179	172,476
Snap-on, Inc.	688	83,303
Stanley Black & Decker, Inc.	1,823	161,864
Textron, Inc.	3,300	118,767
The Boeing Co.	7,896	1,005,793
United Rentals, Inc. *	1,100	122,210
United Technologies Corp.	10,068	1,063,181
W.W. Grainger, Inc.	700	176,155
Xylem, Inc.	2,000	70,980

		15,629,875

Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	81,673
Equifax, Inc.	1,442	107,775
Nielsen N.V.	3,583	158,834
Pitney Bowes, Inc.	2,300	57,477
Republic Services, Inc.	2,836	110,661
Robert Half International, Inc.	1,550	75,950
Stericycle, Inc. *	1,000	116,560
The ADT Corp.	2,300	81,558
The Dun & Bradstreet Corp.	500	58,735
Tyco International Ltd.	5,052	225,168
Waste Management, Inc.	5,155	245,017

		1,319,408

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.3%
Coach, Inc.	3,100	110,391
D.R. Horton, Inc.	3,922	80,479
Fossil Group, Inc. *	600	56,340
Garmin Ltd.	1,500	77,985
Harman International Industries, Inc.	800	78,432
Hasbro, Inc.	1,275	70,119
Leggett & Platt, Inc.	1,600	55,872
Lennar Corp., Class A	2,000	77,660
Mattel, Inc.	3,900	119,535
Michael Kors Holdings Ltd. *	2,400	171,336
Mohawk Industries, Inc. *	700	94,374
Newell Rubbermaid, Inc.	3,124	107,497
NIKE, Inc., Class B	8,340	743,928
PulteGroup, Inc.	3,665	64,724
PVH Corp.	986	119,454
Ralph Lauren Corp.	700	115,311
Under Armour, Inc., Class A *	1,900	131,290
VF Corp.	4,040	266,761
Whirlpool Corp.	933	135,891

		2,677,379

Consumer Services 1.6%
Carnival Corp.	5,322	213,785
Chipotle Mexican Grill, Inc. *	360	239,972
Darden Restaurants, Inc. (b)	1,591	81,873
H&R Block, Inc.	3,000	93,030
Marriott International, Inc., Class A	2,657	185,724
McDonald’s Corp.	11,682	1,107,571
Starbucks Corp.	8,820	665,557
Starwood Hotels & Resorts Worldwide, Inc.	2,340	194,711
Wyndham Worldwide Corp.	1,580	128,391
Wynn Resorts Ltd.	957	179,036
Yum! Brands, Inc.	5,200	374,296

		3,463,946

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	700	140,252
American Express Co.	10,652	932,476
Ameriprise Financial, Inc.	2,178	268,722
Berkshire Hathaway, Inc., Class B *	21,580	2,981,061
BlackRock, Inc.	1,483	486,899
Capital One Financial Corp.	6,680	545,222
CME Group, Inc.	3,700	295,833
Discover Financial Services	5,490	353,501
E*TRADE Financial Corp. *	3,112	70,300
Franklin Resources, Inc.	4,700	256,667
Intercontinental Exchange, Inc.	1,359	265,073
Invesco Ltd.	4,939	194,992
Legg Mason, Inc.	1,100	56,276
Leucadia National Corp.	3,500	83,440
McGraw Hill Financial, Inc.	3,230	272,773
Moody’s Corp.	2,223	210,074
Morgan Stanley	18,096	625,579
Navient Corp.	5,000	88,550
Northern Trust Corp.	2,631	178,987
State Street Corp.	5,100	375,411
T. Rowe Price Group, Inc.	3,123	244,843
The Bank of New York Mellon Corp.	13,478	522,003
The Charles Schwab Corp. (a)	13,293	390,681
The Goldman Sachs Group, Inc.	4,865	893,068
The NASDAQ OMX Group, Inc.	1,400	59,388

		10,792,071

Energy 9.5%
Anadarko Petroleum Corp.	5,987	607,321
Apache Corp.	4,608	432,553
Baker Hughes, Inc.	5,163	335,905
Cabot Oil & Gas Corp.	4,800	156,912
Cameron International Corp. *	2,413	160,175
Chesapeake Energy Corp.	5,900	135,641
Chevron Corp.	22,500	2,684,700
Cimarex Energy Co.	1,029	130,199
ConocoPhillips	14,510	1,110,305
CONSOL Energy, Inc.	2,719	102,941
Denbury Resources, Inc.	4,300	64,629
Devon Energy Corp.	4,532	308,992
Diamond Offshore Drilling, Inc.	800	27,416
Ensco plc, Class A	2,700	111,537
EOG Resources, Inc.	6,428	636,501
EQT Corp.	1,800	164,772
Exxon Mobil Corp.	50,456	4,745,387
FMC Technologies, Inc. *	2,780	150,982
Halliburton Co.	9,982	643,939
Helmerich & Payne, Inc.	1,300	127,231
Hess Corp.	3,010	283,903
Kinder Morgan, Inc.	7,897	302,771
Marathon Oil Corp.	7,864	295,608
Marathon Petroleum Corp.	3,432	290,587
Murphy Oil Corp.	2,032	115,641
Nabors Industries Ltd.	3,200	72,832
National Oilwell Varco, Inc.	4,986	379,435
Newfield Exploration Co. *	1,641	60,832
Noble Corp., plc	2,900	64,438
Noble Energy, Inc.	4,200	287,112
Occidental Petroleum Corp.	9,297	893,907
ONEOK, Inc.	2,400	157,320
Phillips 66	6,688	543,801
Pioneer Natural Resources Co.	1,700	334,849
QEP Resources, Inc.	1,904	58,605
Range Resources Corp.	2,014	136,569
Schlumberger Ltd.	15,391	1,565,111
Southwestern Energy Co. *	4,173	145,846
Spectra Energy Corp.	7,781	305,482
Tesoro Corp.	1,500	91,470
The Williams Cos., Inc.	8,002	442,911
Transocean Ltd.	4,024	128,647
Valero Energy Corp.	6,465	299,136

		20,094,851

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	5,187	650,035
CVS Health Corp.	13,819	1,099,854
Safeway, Inc.	2,740	93,982
Sysco Corp.	7,100	269,445
The Kroger Co.	5,740	298,480

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wal-Mart Stores, Inc.	18,650	1,426,165
Walgreen Co.	10,377	615,045
Whole Foods Market, Inc.	4,200	160,062

		4,613,068

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	23,478	1,078,579
Archer-Daniels-Midland Co.	7,735	395,259
Brown-Forman Corp., Class B	1,927	173,854
Campbell Soup Co.	2,000	85,460
Coca-Cola Enterprises, Inc.	2,700	119,772
ConAgra Foods, Inc.	4,978	164,473
Constellation Brands, Inc., Class A *	1,900	165,604
Dr Pepper Snapple Group, Inc.	2,300	147,913
General Mills, Inc.	7,258	366,166
Hormel Foods Corp.	1,500	77,085
Kellogg Co.	3,000	184,800
Keurig Green Mountain, Inc.	1,500	195,195
Kraft Foods Group, Inc.	7,036	396,830
Lorillard, Inc.	4,308	258,092
McCormick & Co., Inc. - Non Voting Shares	1,500	100,350
Mead Johnson Nutrition Co.	2,400	230,928
Molson Coors Brewing Co., Class B	1,978	147,242
Mondelez International, Inc., Class A	19,990	684,957
Monster Beverage Corp. *	1,700	155,839
PepsiCo, Inc.	17,719	1,649,462
Philip Morris International, Inc.	18,390	1,533,726
Reynolds American, Inc.	3,678	217,002
The Coca-Cola Co.	46,675	1,991,156
The Hershey Co.	1,744	166,430
The JM Smucker Co.	1,246	123,342
Tyson Foods, Inc., Class A	3,486	137,244

		10,946,760

Health Care Equipment & Services 4.2%
Abbott Laboratories	17,855	742,590
Aetna, Inc.	4,282	346,842
AmerisourceBergen Corp.	2,660	205,618
Baxter International, Inc.	6,413	460,261
Becton, Dickinson & Co.	2,285	260,056
Boston Scientific Corp. *	15,290	180,575
C.R. Bard, Inc.	920	131,293
Cardinal Health, Inc.	3,934	294,735
CareFusion Corp. *	2,417	109,369
Cerner Corp. *	3,600	214,452
Cigna Corp.	3,191	289,392
Covidien plc	5,329	461,012
DaVita HealthCare Partners, Inc. *	2,030	148,474
DENTSPLY International, Inc.	1,600	72,960
Edwards Lifesciences Corp. *	1,200	122,580
Express Scripts Holding Co. *	8,837	624,157
Humana, Inc.	1,800	234,522
Intuitive Surgical, Inc. *	418	193,041
Laboratory Corp. of America Holdings *	1,004	102,157
McKesson Corp.	2,716	528,724
Medtronic, Inc.	11,516	713,416
Patterson Cos., Inc.	980	40,601
Quest Diagnostics, Inc.	1,760	106,797
St. Jude Medical, Inc.	3,304	198,670
Stryker Corp.	3,495	282,221
Tenet Healthcare Corp. *	1,125	66,814
UnitedHealth Group, Inc.	11,581	998,861
Universal Health Services, Inc., Class B	1,100	114,950
Varian Medical Systems, Inc. *	1,200	96,144
WellPoint, Inc.	3,236	387,090
Zimmer Holdings, Inc.	1,983	199,391

		8,927,765

Household & Personal Products 2.0%
Avon Products, Inc.	4,916	61,942
Colgate-Palmolive Co.	10,278	670,331
Kimberly-Clark Corp.	4,453	479,009
The Clorox Co.	1,600	153,664
The Estee Lauder Cos., Inc., Class A	2,700	201,744
The Procter & Gamble Co.	31,982	2,678,173

		4,244,863

Insurance 2.7%
ACE Ltd.	3,997	419,165
Aflac, Inc.	5,212	303,599
American International Group, Inc.	16,971	916,773
Aon plc	3,510	307,722
Assurant, Inc.	800	51,440
Cincinnati Financial Corp.	1,735	81,632
Genworth Financial, Inc., Class A *	5,600	73,360
Lincoln National Corp.	3,062	164,062
Loews Corp.	3,620	150,809
Marsh & McLennan Cos., Inc.	6,498	340,105
MetLife, Inc.	13,303	714,637
Principal Financial Group, Inc.	3,163	165,963
Prudential Financial, Inc.	5,460	480,152
The Allstate Corp.	5,040	309,305
The Chubb Corp.	2,880	262,310
The Hartford Financial Services Group, Inc.	5,315	197,984
The Progressive Corp.	6,473	163,638
The Travelers Cos., Inc.	4,039	379,424
Torchmark Corp.	1,500	78,555
Unum Group	2,976	102,315
XL Group plc	3,300	109,461

		5,772,411

Materials 3.4%
Air Products & Chemicals, Inc.	2,309	300,586
Airgas, Inc.	795	87,967
Alcoa, Inc.	13,855	222,927
Allegheny Technologies, Inc.	1,315	48,786
Avery Dennison Corp.	1,100	49,115
Ball Corp.	1,800	113,886
Bemis Co., Inc.	1,200	45,624
CF Industries Holdings, Inc.	615	171,720
E.I. du Pont de Nemours & Co.	10,854	778,883

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eastman Chemical Co.	1,800	145,602
Ecolab, Inc.	3,197	367,111
FMC Corp.	1,500	85,785
Freeport-McMoRan, Inc.	12,277	400,844
International Flavors & Fragrances, Inc.	900	86,292
International Paper Co.	5,098	243,379
LyondellBasell Industries N.V., Class A	5,023	545,799
Martin Marietta Materials, Inc.	700	90,258
MeadWestvaco Corp.	1,949	79,792
Monsanto Co.	6,195	696,999
Newmont Mining Corp.	5,846	134,750
Nucor Corp.	3,799	206,210
Owens-Illinois, Inc. *	2,000	52,100
PPG Industries, Inc.	1,600	314,784
Praxair, Inc.	3,462	446,598
Sealed Air Corp.	2,528	88,177
Sigma-Aldrich Corp.	1,482	201,567
The Dow Chemical Co.	13,305	697,714
The Mosaic Co.	3,900	173,199
The Sherwin-Williams Co.	933	204,318
Vulcan Materials Co.	1,555	93,658

		7,174,430

Media 3.4%
Cablevision Systems Corp., Class A	2,500	43,775
CBS Corp., Class B - Non Voting Shares	5,780	309,230
Comcast Corp., Class A	30,728	1,652,552
DIRECTV *	5,980	517,390
Discovery Communications, Inc., Class A *	1,700	64,260
Discovery Communications, Inc., Class C *	3,200	119,296
Gannett Co., Inc.	2,560	75,955
News Corp., Class A *	5,493	89,811
Omnicom Group, Inc.	3,040	209,334
Scripps Networks Interactive, Inc., Class A	1,200	93,708
The Interpublic Group of Cos., Inc.	4,997	91,545
The Walt Disney Co.	18,636	1,659,163
Time Warner Cable, Inc.	3,293	472,513
Time Warner, Inc.	10,074	757,665
Twenty-First Century Fox, Inc., Class A	22,474	770,633
Viacom, Inc., Class B	4,480	344,691

		7,271,521

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	18,793	1,085,484
Actavis plc *	3,099	747,727
Agilent Technologies, Inc.	3,967	226,040
Alexion Pharmaceuticals, Inc. *	2,300	381,386
Allergan, Inc.	3,510	625,447
Amgen, Inc.	8,947	1,256,696
Biogen Idec, Inc. *	2,804	927,591
Bristol-Myers Squibb Co.	19,586	1,002,411
Celgene Corp. *	9,500	900,410
Eli Lilly & Co.	11,643	755,048
Gilead Sciences, Inc. *	17,851	1,900,239
Hospira, Inc. *	1,997	103,904
Johnson & Johnson	33,438	3,564,156
Mallinckrodt plc *	1,300	117,195
Merck & Co., Inc.	34,140	2,023,819
Mylan, Inc. *	4,391	199,747
PerkinElmer, Inc.	1,200	52,320
Perrigo Co., plc	1,600	240,304
Pfizer, Inc.	75,391	2,229,312
Regeneron Pharmaceuticals, Inc. *	842	303,558
Thermo Fisher Scientific, Inc.	4,715	573,815
Vertex Pharmaceuticals, Inc. *	2,800	314,468
Waters Corp. *	1,000	99,120
Zoetis, Inc.	5,922	218,818

		19,849,015

Real Estate 2.2%
American Tower Corp.	4,670	437,252
Apartment Investment & Management Co., Class A	1,577	50,180
AvalonBay Communities, Inc.	1,534	216,248
Boston Properties, Inc.	1,809	209,410
CBRE Group, Inc., Class A *	3,600	107,064
Crown Castle International Corp.	3,900	314,067
Equity Residential	4,300	264,794
Essex Property Trust, Inc.	800	143,000
General Growth Properties, Inc.	7,400	174,270
HCP, Inc.	5,416	215,069
Health Care REIT, Inc.	3,810	237,630
Host Hotels & Resorts, Inc.	9,060	193,250
Iron Mountain, Inc.	2,133	69,642
Kimco Realty Corp.	4,853	106,329
Plum Creek Timber Co., Inc.	2,060	80,361
Prologis, Inc.	5,832	219,866
Public Storage	1,700	281,928
Simon Property Group, Inc.	3,637	597,996
The Macerich Co.	1,663	106,149
Ventas, Inc.	3,400	210,630
Vornado Realty Trust REIT	2,060	205,918
Weyerhaeuser Co.	6,266	199,635

		4,640,688

Retailing 4.1%
Amazon.com, Inc. *	4,505	1,452,592
AutoNation, Inc. *	900	45,279
AutoZone, Inc. *	400	203,864
Bed Bath & Beyond, Inc. *	2,516	165,628
Best Buy Co., Inc.	3,425	115,046
CarMax, Inc. *	2,500	116,125
Dollar General Corp. *	3,585	219,079
Dollar Tree, Inc. *	2,600	145,782
Expedia, Inc.	1,200	105,144
Family Dollar Stores, Inc.	1,148	88,672
GameStop Corp., Class A	1,200	49,440
Genuine Parts Co.	1,900	166,649
Kohl’s Corp.	2,310	140,979
L Brands, Inc.	2,808	188,080
Lowe’s Cos., Inc.	11,640	615,989
Macy’s, Inc.	4,322	251,454

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Netflix, Inc. *	700	315,826
Nordstrom, Inc.	1,750	119,648
O’Reilly Automotive, Inc. *	1,209	181,785
PetSmart, Inc.	1,100	77,099
Ross Stores, Inc.	2,400	181,392
Staples, Inc.	7,350	88,935
Target Corp.	7,487	469,285
The Gap, Inc.	3,176	132,407
The Home Depot, Inc.	15,865	1,455,455
The Priceline Group, Inc. *	620	718,320
The TJX Cos., Inc.	8,220	486,377
Tiffany & Co.	1,326	127,707
Tractor Supply Co.	1,600	98,416
TripAdvisor, Inc. *	1,300	118,846
Urban Outfitters, Inc. *	1,200	44,040

		8,685,340

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	3,451	123,477
Analog Devices, Inc.	3,630	179,649
Applied Materials, Inc.	14,070	304,053
Avago Technologies Ltd.	2,975	258,825
Broadcom Corp., Class A	6,614	267,338
First Solar, Inc. *	900	59,229
Intel Corp.	58,836	2,048,669
KLA-Tencor Corp.	2,000	157,560
Lam Research Corp.	1,912	142,826
Linear Technology Corp.	2,730	121,185
Microchip Technology, Inc.	2,400	113,352
Micron Technology, Inc. *	12,651	433,423
NVIDIA Corp.	5,800	107,010
Texas Instruments, Inc.	12,768	608,906
Xilinx, Inc.	3,213	136,070

		5,061,572

Software & Services 10.3%
Accenture plc, Class A	7,400	601,768
Adobe Systems, Inc. *	5,471	378,539
Akamai Technologies, Inc. *	2,000	119,600
Alliance Data Systems Corp. *	641	159,141
Autodesk, Inc. *	2,620	144,362
Automatic Data Processing, Inc.	5,613	466,328
CA, Inc.	3,644	101,813
Citrix Systems, Inc. *	2,060	146,960
Cognizant Technology Solutions Corp., Class A *	7,210	322,792
Computer Sciences Corp.	1,700	103,955
eBay, Inc. *	13,488	763,826
Electronic Arts, Inc. *	3,558	126,700
Facebook, Inc., Class A *	23,023	1,819,738
Fidelity National Information Services, Inc.	3,300	185,790
Fiserv, Inc. *	3,120	201,661
Google, Inc., Class A *	3,348	1,969,997
Google, Inc., Class C *	3,348	1,933,001
International Business Machines Corp.	10,945	2,077,689
Intuit, Inc.	3,396	297,659
MasterCard, Inc., Class A	11,820	873,735
Microsoft Corp.	97,445	4,517,550
Oracle Corp.	38,418	1,470,641
Paychex, Inc.	4,046	178,833
Red Hat, Inc. *	2,100	117,915
salesforce.com, Inc. *	6,689	384,818
Symantec Corp.	7,841	184,342
Teradata Corp. *	1,800	75,456
The Western Union Co.	6,559	105,206
Total System Services, Inc.	1,800	55,728
VeriSign, Inc. *	1,425	78,546
Visa, Inc., Class A	5,848	1,247,788
Xerox Corp.	13,167	174,200
Yahoo! Inc. *	11,010	448,658

		21,834,735

Technology Hardware & Equipment 6.5%
Amphenol Corp., Class A	1,900	189,734
Apple, Inc.	70,796	7,132,697
Cisco Systems, Inc.	60,546	1,523,943
Corning, Inc.	15,465	299,093
EMC Corp.	24,197	708,004
F5 Networks, Inc. *	895	106,272
FLIR Systems, Inc.	1,500	47,010
Harris Corp.	1,200	79,680
Hewlett-Packard Co.	22,118	784,525
Jabil Circuit, Inc.	2,127	42,902
Juniper Networks, Inc.	4,700	104,105
Motorola Solutions, Inc.	2,676	169,337
NetApp, Inc.	3,900	167,544
QUALCOMM, Inc.	19,749	1,476,633
SanDisk Corp.	2,559	250,654
Seagate Technology plc	3,879	222,150
TE Connectivity Ltd.	4,664	257,873
Western Digital Corp.	2,700	262,764

		13,824,920

Telecommunication Services 2.4%
AT&T, Inc.	61,342	2,161,692
CenturyLink, Inc.	6,785	277,439
Frontier Communications Corp.	11,096	72,235
Verizon Communications, Inc.	48,945	2,446,761
Windstream Holdings, Inc. (b)	7,243	78,079

		5,036,206

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,700	112,744
CSX Corp.	11,891	381,225
Delta Air Lines, Inc.	10,022	362,295
Expeditors International of Washington, Inc.	2,300	93,334
FedEx Corp.	3,120	503,724
Kansas City Southern	1,300	157,560
Norfolk Southern Corp.	3,700	412,920
Ryder System, Inc.	600	53,982
Southwest Airlines Co.	7,986	269,687
Union Pacific Corp.	10,706	1,160,745
United Parcel Service, Inc., Class B	8,331	818,854

		4,327,070

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.9%
AES Corp.	7,450	105,641
AGL Resources, Inc.	1,643	84,352
Ameren Corp.	3,100	118,823
American Electric Power Co., Inc.	5,769	301,199
CenterPoint Energy, Inc.	4,850	118,680
CMS Energy Corp.	3,196	94,793
Consolidated Edison, Inc.	3,350	189,811
Dominion Resources, Inc.	6,874	474,925
DTE Energy Co.	2,000	152,160
Duke Energy Corp.	8,263	617,825
Edison International	3,880	216,970
Entergy Corp.	2,227	172,214
Exelon Corp.	10,149	345,979
FirstEnergy Corp.	4,769	160,095
Integrys Energy Group, Inc.	897	58,144
NextEra Energy, Inc.	5,155	483,951
NiSource, Inc.	3,546	145,315
Northeast Utilities	3,600	159,480
NRG Energy, Inc.	3,986	121,493
Pepco Holdings, Inc.	3,150	84,294
PG&E Corp.	5,514	248,351
Pinnacle West Capital Corp.	1,550	84,692
PPL Corp.	7,867	258,352
Public Service Enterprise Group, Inc.	6,014	223,961
SCANA Corp.	1,600	79,376
Sempra Energy	2,731	287,793
TECO Energy, Inc.	2,740	47,621
The Southern Co.	10,529	459,591
Wisconsin Energy Corp.	2,500	107,500
Xcel Energy, Inc.	5,933	180,363

		6,183,744

Total Common Stock
(Cost $97,705,277)		207,129,022

Other Investment Companies 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	144,795	144,795

Total Other Investment Company
(Cost $144,795)		144,795

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.9% of net assets

Time Deposits 1.8%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 10/01/14	1,700,035	1,700,035
Wells Fargo
0.03%, 10/01/14	2,119,372	2,119,372

		3,819,407

U.S. Treasury Bills 0.1%
U.S. Treasury Bills
0.00%, 12/18/14 (c)(d)	25,000	25,000
0.01%, 12/18/14 (c)(d)	161,000	160,995

		185,995

Total Short-Term Investments
(Cost $4,005,402)		4,005,402

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $104,996,957 and the unrealized appreciation and depreciation were $108,895,568 and ($2,613,306), respectively, with a net unrealized appreciation of $106,282,262.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $141,606
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 09/30/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini,long, expires 12/19/14	42	4,127,550	(21,910)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$207,129,022	$—	$—	$207,129,022
Other Investment Company[1]	144,795	—	—	144,795
Short-Term Investments[1]	—	4,005,402	—	4,005,402

Total	$207,273,817	$4,005,402	$—	$211,279,219

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($21,910)	$—	$—	($21,910)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

On September 30, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG47715SEP14

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

67.3%	Fixed-Rate Obligations	86,243,551	86,243,551
9.8%	Variable-Rate Obligations	12,501,253	12,501,253
0.0%	Other Investment Company	45,600	45,600
20.8%	Repurchase Agreements	26,608,008	26,608,008

97.9%	Total Investments	125,398,412	125,398,412
2.1%	Other Assets and Liabilities, Net		2,632,522

100.0%	Net Assets		128,030,934

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 67.3% of net assets

Government Agency Debt 55.6%
Fannie Mae		0.08%		10/07/14	1,500,000	1,499,980
		0.63%		10/30/14	4,000,000	4,001,820
		0.05%		02/11/15	3,000,000	2,999,446

Federal Home Loan Bank		0.07%		10/03/14	5,000,000	4,999,981
		0.07%		10/08/14	3,500,000	3,499,952
		0.08%		10/10/14	7,000,000	6,999,865
		0.09%		10/17/14	7,000,000	6,999,720
		0.09%		11/14/14	2,650,000	2,649,708
		0.09%		11/26/14	500,000	499,930
		0.09%		12/03/14	5,000,000	4,999,230
		0.03%		12/24/14	12,000,000	11,999,048
		0.11%		03/03/15	1,500,000	1,499,299
		0.13%		06/03/15	7,000,000	6,998,726

Freddie Mac		0.07%		11/26/14	2,900,000	2,899,684
		0.06%		12/01/14	3,000,000	2,999,695
		0.03%		01/22/15	1,700,000	1,699,840
		0.09%		03/02/15	2,000,000	1,999,240
		0.11%		03/16/15	2,000,000	1,999,032

						71,244,196

Treasury Debt 11.7%
United States Treasury Department		0.04%		11/13/14	15,000,000	14,999,355

Total Fixed-Rate Obligations
(Cost $86,243,551)						86,243,551

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 9.8% of net assets

Government Agency Debt 9.8%
Farm Credit System		0.22%	10/01/14	03/04/15	2,500,000	2,500,963

Federal Home Loan Bank		0.11%	10/09/14	12/09/14	10,000,000	10,000,290

Total Variable-Rate Obligations
(Cost $12,501,253)						12,501,253

					Number
					of	Value
Security	Footnotes	Rate			Shares	($)

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.8% of net assets

Treasury Repurchase Agreements 20.8%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $17,470,989, 3.13%, due 05/15/19)		0.00%		10/01/14	17,128,329	17,128,329

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $9,669,287, 1.63%, due 01/15/15)		0.00%		10/01/14	9,479,679	9,479,679

Total Repurchase Agreements
(Cost $26,608,008)						26,608,008

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $125,398,412.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The levels associated with valuing the fund’s investments as of September 30, 2014 are level 1 and level 2 with amounts of $45,600 and $125,352,812, respectively. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

 3

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47713SEP14

4

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	20,600,401	31,124,646
3.3%	Short-Term Investments	1,060,492	1,060,492

100.0%	Total Investments	21,660,893	32,185,138
(0.0%)	Other Assets and Liabilities, Net		(13,063)

100.0%	Net Assets		32,172,075

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 80.3%

International 20.0%
Schwab International Index Fund (a)	329,775	6,443,808

Large-Cap 40.7%
Schwab 1000 Index Fund (a)	61,810	3,234,500
Schwab S&P 500 Index Fund (a)	315,504	9,853,176

		13,087,676

Small-Cap 19.6%
Schwab Small-Cap Index Fund (a)	239,120	6,310,375

		25,841,859

Fixed-Income Fund 14.7%

Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	501,790	4,746,934

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	535,853	535,853

Total Other Investment Companies
(Cost $20,600,401)		31,124,646

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/14	323,253	323,253
Bank of Tokyo-Mitsubishi UFJ
0.03%, 10/01/14	323,253	323,253
DNB
0.03%, 10/01/14	323,253	323,253
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/14	90,733	90,733

Total Short-Term Investments
(Cost $1,060,492)		1,060,492

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $22,398,994 and the unrealized appreciation and depreciation were $9,786,144 and ($0), respectively, with a net unrealized appreciation of $9,786,144.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$31,124,646	$—	$—	$31,124,646
Short-Term Investments[1]	—	1,060,492	—	1,060,492

Total	$31,124,646	$1,060,492	$—	$32,185,138

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47714SEP14

 3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Other Investment Companies	40,198,946	41,698,034
3.2%	Short-Term Investments	1,399,835	1,399,835

100.3%	Total Investments	41,598,781	43,097,869
(0.3%)	Other Assets and Liabilities, Net		(144,848)

100.0%	Net Assets		42,953,021

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.1% of net assets

U.S. Stocks 20.6%

Large-Cap 15.7%
Schwab U.S. Large-Cap ETF (a)	143,782	6,756,316

Micro-Cap 1.0%
iShares Micro-Cap ETF	5,990	416,365

Small-Cap 3.9%
Schwab U.S. Small-Cap ETF (a)	32,486	1,669,780

		8,842,461

International Stocks 18.3%

Developed-Market Large-Cap 11.1%
Schwab International Equity ETF (a)	153,932	4,774,971

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	27,500	861,850

Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF (a)	88,356	2,244,242

		7,881,063

Real Assets 9.1%

Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	189,171	1,290,146

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	76,667	2,611,278

		3,901,424

Fixed Income 37.0%

Agency Bond 2.0%
iShares Agency Bond ETF	7,813	877,323

Corporate Bond 6.5%
iShares Core U.S. Credit Bond ETF	25,257	2,791,404

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	13,678	549,582

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	13,256	718,740

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	14,751	846,265

Mortgage-Backed Bond 12.5%
iShares MBS ETF	49,729	5,376,202

Treasury Bond 11.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	89,385	4,731,237

		15,890,753

Money Market Fund 12.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	5,182,333	5,182,333

Total Other Investment Companies
(Cost $40,198,946)		41,698,034

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/14	430,672	430,672
Bank of Tokyo-Mitsubishi UFJ
0.03%, 10/01/14	430,672	430,672
DNB
0.03%, 10/01/14	430,672	430,672
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/14	107,819	107,819

Total Short-Term Investments
(Cost $1,399,835)		1,399,835

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $41,740,843 and the unrealized appreciation and depreciation were $1,508,271 and ($151,245) respectively, with a net unrealized appreciation of $1,357,026.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

2

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$41,698,034	$—	$—	$41,698,034
Short-Term Investments[1]	—	1,399,835	—	1,399,835

Total	$41,698,034	$1,399,835	$—	$43,097,869

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG68012SEP14

 3

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	88,468,376	93,214,574
2.5%	Short-Term Investments	2,384,958	2,384,958

100.4%	Total Investments	90,853,334	95,599,532
(0.4%)	Other Assets and Liabilities, Net		(403,077)

100.0%	Net Assets		95,196,455

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

U.S. Stocks 29.5%

Large-Cap 22.7%
Schwab U.S. Large-Cap ETF (a)	459,591	21,596,181

Micro-Cap 1.0%
iShares Micro-Cap ETF	13,560	942,556

Small-Cap 5.8%
Schwab U.S. Small-Cap ETF (a)	108,931	5,599,053

		28,137,790

International Stocks 26.4%

Developed-Market Large-Cap 17.1%
Schwab International Equity ETF (a)	525,434	16,298,963

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	91,397	2,864,382

Emerging-Market 6.3%
Schwab Emerging Markets Equity ETF (a)	233,432	5,929,173

		25,092,518

Real Assets 10.1%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	558,936	3,811,944

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	169,883	5,786,215

		9,598,159

Fixed Income 29.0%

Agency Bond 2.0%
iShares Agency Bond ETF	16,969	1,905,451

Corporate Bond 4.5%
iShares Core U.S. Credit Bond ETF	38,902	4,299,449

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	30,542	1,227,178

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	29,782	1,614,780

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	16,247	932,090

Mortgage-Backed Bond 10.5%
iShares MBS ETF	92,574	10,008,175

Treasury Bond 8.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	144,052	7,624,816

		27,611,939

Money Market Fund 2.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,774,168	2,774,168

Total Other Investment Companies
(Cost $88,468,376)		93,214,574

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/14	955,166	955,166
Bank of Tokyo-Mitsubishi UFJ
0.03%, 10/01/14	955,166	955,166
DNB
0.03%, 10/01/14	474,626	474,626

Total Short-Term Investments
(Cost $2,384,958)		2,384,958

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $91,073,231 and the unrealized appreciation and depreciation were $4,917,221 and ($390,920) respectively, with a net unrealized appreciation of $4,526,301.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

2

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$93,214,574	$—	$—	$93,214,574
Short-Term Investments[1]	—	2,384,958	—	2,384,958

Total	$93,214,574	$2,384,958	$—	$95,599,532

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG68013SEP14

 3

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Other Investment Companies	95,295,476	101,219,028
3.4%	Short-Term Investments	3,571,044	3,571,044

100.5%	Total Investments	98,866,520	104,790,072
(0.5%)	Other Assets and Liabilities, Net		(566,638)

100.0%	Net Assets		104,223,434

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.1% of net assets

U.S. Stocks 38.5%

Large-Cap 29.7%
Schwab U.S. Large-Cap ETF (a)	658,402	30,938,310

Micro-Cap 2.0%
iShares Micro-Cap ETF	29,825	2,073,136

Small-Cap 6.8%
Schwab U.S. Small-Cap ETF (a)	139,479	7,169,220

		40,180,666

International Stocks 34.4%

Developed-Market Large-Cap 21.1%
Schwab International Equity ETF (a)	709,909	22,021,377

Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	166,791	5,227,230

Emerging-Market 8.3%
Schwab Emerging Markets Equity ETF (a)	338,056	8,586,623

		35,835,230

Real Assets 10.1%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	611,991	4,173,779

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	186,042	6,336,591

		10,510,370

Fixed Income 12.0%

Corporate Bond 2.6%
iShares Core U.S. Credit Bond ETF	24,514	2,709,287

Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	13,386	725,789

Mortgage-Backed Bond 4.5%
iShares MBS ETF	43,440	4,696,299

Treasury Bond 4.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	82,810	4,383,216

		12,514,591

Money Market Fund 2.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,178,171	2,178,171

Total Other Investment Companies
(Cost $95,295,476)		101,219,028

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/14	1,046,387	1,046,387
Bank of Tokyo-Mitsubishi UFJ
0.03%, 10/01/14	1,046,387	1,046,387
DNB
0.03%, 10/01/14	1,046,387	1,046,387
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/14	431,883	431,883

Total Short-Term Investments
(Cost $3,571,044)		3,571,044

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $99,044,916 and the unrealized appreciation and depreciation were $6,080,717 and ($335,561), respectively, with a net unrealized appreciation of $5,745,156.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

 1

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

2

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$101,219,028	$—	$—	$101,219,028
Short-Term Investments[1]	—	3,571,044	—	3,571,044

Total	$101,219,028	$3,571,044	$—	$104,790,072

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG68014SEP14

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: November 21, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: November 21, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: November 21, 2014